September 15, 2006

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-0506

RE:	Separate Account VA-5 of TOLIC
File No. 811-08158, CIK 0000914836
Rule 30b2-1 Filing

Dear Sir or Madam:

As required by Rule 30d-2 under the Investment Company Act of 1940, as amended (the “Act”), Separate Account VA-5 of TOLIC, a unit investment trust registered under the Act, mailed to its contract owners the semi/annual report for the following underlying management investment companies: American Century Investments Variable Portfolios, Inc, AIM Variable Insurance Funds, Columbia Funds Variable Insurance Trust, Federated Insurance Series, Janus Aspen Series; ING Investors Trust, Schwab Annuity Portfolios, and Wells Fargo Advantage Variable Trust. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

Pursuant to Rule 30d-1 under the Act, the following semi/annual reports were filed with the Commission via EDGAR on the dates indicated:

•	American Century Investments Variable Portfolios, Inc (CIK: 814680) filed August 23, 2006.

•	AIM Variable Insurance Funds (CIK: 896435) filed August 25, 2006.

•	Columbia Funds Variable Insurance Trust (CIK: 815425) filed September 7, 2006.

•	Federated Insurance Series (CIK: 912577) filed August 28, 2006.

•	Janus Aspen Series (CIK: 906185) filed August 25, 2006.

•	ING Investors Trust (CIK: 916764) filed August 25, 2006.

•	Schwab Annuity Portfolios (CIK: 918266) filed August 29, 2006.

•	Wells Fargo Advantage Variable Trust (CIK: 1081402) filed August 31, 2006.

To the extent necessary, these filings are incorporated herein by reference.

Very truly yours,

/s/ Darin D. Smith
Darin D. Smith, Vice President
Transamerica Occidental Life Insurance Company